Advisors Asset Management, Inc.

18925 Base Camp Road

Monument, Colorado 80132

September 13, 2021

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Advisors Disciplined Trust 2087 (the “Fund”)

(File No. 333-258621) (CIK# 1844106)

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”) this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned Fund does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on September 10, 2021.

Very truly yours,

Advisors Disciplined Trust 2087

By: Advisors Asset Management, Inc.

By	/s/ ALEX R. MEITZNER
Alex R. Meitzner
Senior Vice President